Schedule of other investments (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Other investments at cost	$ 2,722	$ 28,768	$ 28,768	$ 28,768
Disposal during year			(26,046)
Other investments at cost			2,722	28,768
Other investments, accumulated impairment loss	(2,702)	(28,748)	(28,748)	(28,405)
Addition during the financial year				(343)
Reversal of accumulated impairment loss			26,046
Other investments, accumulated impairment loss			(2,702)	(28,748)
Exchange differences			(20)	(20)
Other investments
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Other investments at cost	2,722	28,768	28,768
Disposal during year
Other investments at cost	2,722	28,768	2,722	28,768
Other investments, accumulated impairment loss	(2,702)	(28,748)	(28,748)
Addition during the financial year
Reversal of accumulated impairment loss
Other investments, accumulated impairment loss	(2,702)	(28,748)	$ (2,702)	$ (28,748)
Exchange differences	(20)	(20)
Other investments